Equity - Schedule of 2022 Performance Incentive Plan (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of 2022 Performance Incentive Plan [Abstract]
Number of share award grant, Beginning balance		1,650,000
Exercised during the year		(1,650,000)
Number of share award grant, Ending balance